Long-term investments - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-term investments
Impairment of long-term investments			¥ 12,538,280
Acquired equity interest through nominee arrangement
Long-term investments
Payments to acquire equity interest					¥ 40,000,000
Equity interest acquired (in percentage)				15.00%	40.00%
Capital contribution received in the process of winding up					¥ 40,000,000
Jiangxi Ruijing
Long-term investments
Payments to acquire equity interest				¥ 225,000,000
Equity interest acquired (in percentage)				15.00%
Private entities
Long-term investments
Payments to acquire equity interest		¥ 3,500,000			¥ 15,000,000
Equity interest acquired (in percentage)		20.00%			10.00%
Maximum percentage of voting power of the investee		17.00%
Shenyang Tianxinhao Technology Limited
Long-term investments
Payments to acquire equity interest	¥ 315,000,000
Equity interest acquired (in percentage)	45.00%